Business Combination	12 Months Ended
Oct. 31, 2011
Business Combination [Abstract]
Business Combination

(2) Business Combination

Acquisition of Applied Optical Systems, Inc.

On October 31, 2009, the Company acquired AOS in a series of transactions that resulted in the Company owning 100% of the equity of AOS. The acquisition was accounted for under Statement of Financial Accounting Standards No. 141, Business Combinations, ("SFAS 141"), which was not included in the FASB's Codification, but was still applicable for the Company as of October 31, 2009, the date of the acquisition. The purchase price of $2.6 million, consisting of both cash and non-cash consideration, was allocated to the assets acquired and the liabilities assumed based on the fair values at the date of acquisition. This allocation resulted in the recognition of $6.5 million in intangible assets, $6.3 million of which related to goodwill. The consideration for the transaction included certain earn out provisions based upon the future performance of AOS. The agreement provided for a minimum earn out payment of $750,000 and a maximum of $14.75 million to be paid in 2017. The present value of the minimum earn out of $459,000 and capitalized acquisition costs associated with the transaction of $434,000 were included in the $2.6 million purchase price. As the transaction was effective on October 31, 2009, AOS's results of operations are included in the Company's consolidated results of operations beginning November 1, 2009.

The following table summarizes the aggregate estimated fair values of the assets acquired and liabilities assumed in the transaction:

		Purchase
		accounting
	As recorded	adjustments	As revised
	10/31/09	in FY 2010	10/31/10
Trade accounts receivable, net	$1,159,329	$-	$1,159,329
Property and equipment	357,000	84,600	441,600
Inventories	1,218,663	-	1,218,663
Goodwill	6,288,803	(708,553)	5,580,250
Intangible assets	190,248	(18,248)	172,000
Deferred income taxes, net	1,038,335	642,201	1,680,536
Other assets, including cash of $20,048	40,459	-	40,459
Total assets	$10,292,837	$-	$10,292,837

Accounts payable and accrued expenses	2,116,537	-	2,116,537
Accrued interest payable to Optical Cable Corporation	761,009	-	761,009
Note payable to Optical Cable Corporation	4,536,346	-	4,536,346
Other liabilities	235,297	-	235,297
Total liabilities	$7,649,189	$-	$7,649,189

Total net assets	$2,643,648	$-	$2,643,648

On April 22, 2005, the Company agreed to extend a loan to AOS. Through October 31, 2009, the Company had advanced a total of $4,536,346 (including certain accrued interest and accounts receivable from product sales) to AOS. Additionally, the Company had accrued interest receivable of $761,009 related to the advances, as of October 31, 2009. The Company discontinued recognizing interest income beginning in the third quarter of fiscal year 2006 related to the loan based on uncertainty as to when the interest would be collected. As a result of the acquisition of AOS on October 31, 2009, accumulated interest income in the amount of $818,711 ($57,702 of which was included in the note receivable from AOS as of October 31, 2009) was recognized.

The Company sold fiber optic cables to AOS totaling $1,385,704, $774,765 and $324,999 during fiscal years 2009, 2008 and 2007, respectively. Beginning with the acquisition of AOS, all significant remaining amounts due to or from AOS have been eliminated in consolidation.

During fiscal year 2010, the Company recorded a non-recurring, non-cash net impairment charge in the amount of $5,580,250 to write-off the carrying value of goodwill during the Company's fiscal year 2010. This $5,580,250 net impairment charge during fiscal year 2010 consisted of: (i) a goodwill impairment charge of $6,246,304 that was recorded by the Company during the second quarter of fiscal year 2010, and (ii) a $666,054 reversal of the goodwill impairment charge associated with a purchase accounting adjustment in connection with the AOS acquisition that was recorded by the Company during the fourth quarter of fiscal year 2010. The purchase accounting adjustment made during the fourth quarter was primarily the result of the Company's adjustment to the valuation of certain deferred tax assets acquired in the purchase of AOS, and is not a result of a re-evaluation of the goodwill impairment recorded during the second quarter of fiscal year 2010. Included in identifiable intangible assets were intellectual properties and the AOS customer list which are being amortized over 60 months on a straight-line basis. Also see note 6.

Proforma Impact of Acquisition on Fiscal Year 2009 (Unaudited)

Presented below is the pro forma impact on the unaudited results of operations for the fiscal year ended October 31, 2009 as though the acquisition of AOS were completed as of November 1, 2008. The pro forma adjustments include the amortization of the fair market value adjustments to property and equipment, amortizing intangibles; and an estimate of incremental interest costs related to the transaction, all reduced by the estimated income tax benefits. In addition, certain intercompany items of income and expense have been eliminated in the pro forma results of operations.

Fiscal year ended
October 31, 2009
(unaudited)

Net sales	$63,828,047
Net loss	(3,096,813)
Net loss per share
(basic and diluted)	$(0.55)